Fair Value Measurements (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Assets held in the trust account	$ 269,138,646	$ 258,971,518
Marketable securities		$ 258,971,518